Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Short-term investments		$ 0
Fair Value, Assets Transfers
Fair value of assets transferred from Level 1 to Level 2	$ 0	0	$ 0
Fair value of assets transferred from Level 2 to Level 1	0	0	0
Fair value of assets transferred from Level 1 to Level 3	0	0	0
Fair value of assets transferred from Level 2 to Level 3	0	0	0
Fair value of assets transferred from Level 3 to Level 1	0	0	0
Fair value of assets transferred from Level 3 to Level 2	0	0	0
U.S. Treasury Notes
Assets
Amortized cost of short-term investments	268,255
Unrealized loss on short-term investments	55
Fair Value | Recurring basis
Assets
Assets	289,045	20,587	53,159
Fair Value | Recurring basis | Money Market Funds
Assets
Restricted cash	210	105	105
Cash equivalents	5,299	5,487	550
Fair Value | Recurring basis | U.S. Treasury Notes
Assets
Cash equivalents	15,336	14,995	52,504
Short-term investments	268,200
Fair Value | Recurring basis | Level 1
Assets
Assets	5,509	5,592	655
Fair Value | Recurring basis | Level 1 | Money Market Funds
Assets
Restricted cash	210	105	105
Cash equivalents		5,487	550
Fair Value | Recurring basis | Level 1 | U.S. Treasury Notes
Assets
Cash equivalents	5,299	5,487
Fair Value | Recurring basis | Level 2
Assets
Assets	283,536	14,995	52,504
Fair Value | Recurring basis | Level 2 | U.S. Treasury Notes
Assets
Cash equivalents	15,336	$ 14,995	$ 52,504
Short-term investments	$ 268,200